Income tax, Unrecognized Deferred Tax Assets (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax [Abstract]
Income tax losses, gross amount	$ 1,698,038,184	$ 707,357,588
Interest to be deducted, gross amount	408,193,235	364,390,142
Other assets, gross amount	41,049,602	0
Unrecognized deferred tax assets, gross amount	2,147,281,021	1,071,747,730
Income tax losses, tax effect	509,411,455	212,207,276
Interest to be deducted, tax effect	122,457,971	109,317,043
Other assets, tax effect	12,314,881	0
Unrecognized deferred tax assets, tax effect	$ 644,184,307	$ 321,524,319